Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Trade Payables and Other Current Liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Trade payables	239,179	164,787
Payables to social security institutions	7,528	6,362
Payables to personnel	37,269	32,772
VAT Payables	436	5,195
Other tax payables	—	3,181
Deferred Income and Prepayments	12,471	8,222
Other current liabilities	11,796	10,081
Total trade payables and other current liabilities	308,679	230,600